Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive (loss)/income [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Non-controlling Interests [Member]
Balance at May. 31, 2022		$ 3,793,524	$ 1,697	$ 2,061,613		$ 129,014	$ 447,820	$ 1,065,362	$ 3,705,506	$ 88,018
Balance, shares at May. 31, 2022			1,696,966,183
Shares repurchase		(191,628)		(191,569)	$ (59)				(191,628)
Shares repurchase, (shares)			(59,463,140)
Vested NES			$ 6	(6)
Vested NES (Shares)			5,659,610
Share-based compensation expenses		89,788		69,547					69,547	20,241
Transfer to statutory reserves						0	16,842	(16,842)
Net income		235,363						177,341	177,341	58,022
Foreign currency translation adjustment		(155,517)				(154,139)			(154,139)	(1,378)
Unrealized loss on available-for-sale investments, net of tax effect of US$513, US$6,191 and US$1,418		(2,279)				(2,279)			(2,279)
Non-controlling interests recognized through business acquisitions		32,659								32,659
Exercise of share options in East Buy Holding Limited ("East Buy")		12,878								12,878
Balance at May. 31, 2023		3,814,788	$ 1,703	1,939,585	(59)	(27,404)	464,662	1,225,861	3,604,348	210,440
Balance, shares at May. 31, 2023			1,643,162,653
Shares repurchase		(62,943)		(62,935)	$ (8)				(62,943)
Shares repurchase, (shares)	[1]		(7,839,430)		7,839,430
Vested NES				(12)	$ 12
Vested NES (Shares)			12,191,640
Share-based compensation expenses		122,458		50,672					50,672	71,786
Transfer to statutory reserves							21,091	(21,091)
Net income		325,218						309,591	309,591	15,627
Foreign currency translation adjustment		(51,130)				(49,534)			(49,534)	(1,596)
Unrealized loss on available-for-sale investments, net of tax effect of US$513, US$6,191 and US$1,418		(18,843)				(18,843)			(18,843)
Purchase of non-controlling interests (Note 2)		(84,465)		(57,357)					(57,357)	(27,108)
Exercise of share options in East Buy Holding Limited ("East Buy")		3,931								3,931
Balance at May. 31, 2024		4,049,014	$ 1,703	1,869,953	(55)	(95,781)	485,753	1,514,361	3,775,934	273,080
Balance, shares at May. 31, 2024			1,647,514,863
Shares repurchase		(445,495)		(445,417)	$ (78)				(445,495)
Shares repurchase, (shares)	[1]		(78,117,530)		78,117,530
Vested NES				(11)	$ 11
Vested NES (Shares)			10,891,280
Share-based compensation expenses		59,933		48,129					48,129	11,804
Transfer to statutory reserves							17,164	(17,164)
Dividends		(98,197)						(98,197)	(98,197)
Net income		375,833						371,716	371,716	4,117
Foreign currency translation adjustment		19,492				19,418			19,418	74
Unrealized loss on available-for-sale investments, net of tax effect of US$513, US$6,191 and US$1,418		(4,252)				(4,252)			(4,252)
Purchase of non-controlling interests (Note 2)		(15,546)		(5,380)					(5,380)	(10,166)
Exercise of share options in East Buy Holding Limited ("East Buy")		12,950								12,950
Balance at May. 31, 2025		$ 3,953,732	$ 1,703	$ 1,467,274	$ (122)	$ (80,615)	$ 502,917	$ 1,770,716	$ 3,661,873	$ 291,859
Balance, shares at May. 31, 2025			1,580,288,613

[1]	As amended, on August 6, 2024, the Company’s board of directors authorized the repurchase of up to US$700 million of the Company’s common shares through May 31, 2025. During the year ended May 31, 2025, the Company repurchased 7,811,753 ADS on the open market for total consideration of US$445,495. As of May 31, 2025, the Company had repurchased an aggregate of 14,542,010 ADSs for US$700 million from the open market before the Share Repurchase Program expired. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.